BASIS OF PRESENTATION (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Subsidiary ownership percentage	100.00%
Subsidiary 2
Statement [Line Items]
Subsidiary name		Cameron Gold Operations Ltd.
Subsidiary place of incorporation		Northwestern Ontario, Canada
Subsidiary ownership percentage		100.00%
Subsidiary 3
Statement [Line Items]
Subsidiary name		Duparquet Gold Mines Inc.
Subsidiary place of incorporation		Québec, Canada
Subsidiary ownership percentage		100.00%
Subsidiary 1
Statement [Line Items]
Subsidiary name		Gold Canyon Resources Inc.
Subsidiary place of incorporation		Northwestern Ontario, Canada
Subsidiary ownership percentage		100.00%